Average Annual Total Returns - Macquarie Emerging Markets Fund	MSCI Emerging Markets Index (net) 1 year	MSCI Emerging Markets Index (net) 5 years	MSCI Emerging Markets Index (net) 10 years	MSCI Emerging Markets Index (gross) 1 year	MSCI Emerging Markets Index (gross) 5 years	MSCI Emerging Markets Index (gross) 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	7.50%	1.70%	3.64%	8.05%	2.10%	4.04%	0.14%	0.50%	4.19%	(0.17%)	0.20%	4.02%	0.47%	0.54%	3.47%	4.47%	0.94%	4.03%	5.97%	1.44%	4.55%	6.51%	1.96%	5.07%	6.61%	2.05%	6.77%	May 02, 2016